Note 18 - Commitments	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Commitments Disclosure [Text Block]
18.	COMMITMENTS

Lease Commitments

The Company leases office space and certain equipment under non-cancelable operating lease agreements that expire at various dates through December 2019.  For the years ended December 31, 2014, 2013, and 2012, leasing costs charged to income in relation to these agreements were $2,415,000, $2,661,000, and $2,918,000, respectively.  The Company’s office lease provides for periodic rental increases based on the general inflation rate.

As of December 31, 2014, future minimum lease payments under all non-cancelable operating lease agreements were as follows:

(In Thousands)

Year	Operating Leases

2015	$1,542
2016	659
2017	291
2018	177
2019	67

Total minimum lease payments	$2,736

Purchase obligations and commitments include payments due under various types of license, maintenance and support agreements with contractual terms within one year.  As of December 31, 2014, those purchase commitments amounted to $997,000.